Private Placement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of warrants	10,050,000	10,050,000
Warrants price	$ 1	$ 1
Gross proceeds from warrants issue	$ 10,050,000	$ 10,050,000
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Sale of warrants	1,050,000	1,050,000
Warrant exercisable to purchase one Class A ordinary share price	$ 10
Class A Ordinary Shares [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Warrant exercisable to purchase one Class A ordinary share price	$ 11.5	$ 11.5